Property and equipment, net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Medical equipment	$ 750	$ 0
Office furniture and equipment	5	3
Computer software and electronic equipment	45	27
Property, Plant and Equipment, Gross	800	30
Accumulated depreciation	26	17
Net book value	$ 774	$ 13